TAXATION (Details 4)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)		25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to Subsidiaries in the PRC (as a percent)		(15.00%)	(17.00%)	(10.00%)
Non-deductible expenses incurred (as a percent)		16.00%	13.00%	6.00%
Withholding tax rate (as a percent)	5.00%		10.00%
Others (as a percent)		0.00%	0.00%	(1.00%)
Effective CIT rate (as a percent)		26.00%	31.00%	20.00%
Deferred tax assets:
Loss carry forward		86,735,795	42,205,411
Accrued liability for customer reward related programs		60,078,932	32,209,006
Accrued staff salary		34,842,016	22,215,827
Deferred tax liabilities		(390,000)	(390,000)
Others		2,448,552	3,452,556
Less: Valuation allowance of deferred tax assets		(86,735,795)	(37,852,274)	(14,785,786)
Total deferred tax assets		96,979,500	61,840,526		16,019,872
Deferred tax liabilities, non-current:
Recognition of intangible assets		(63,197,155)	(53,309,153)
Net deferred tax assets		33,782,345	8,531,373
Operating tax loss carry forwards		347,000,000
Movement of valuation allowances
Balance at beginning of year		37,852,274	14,785,786	12,733,226
Current year additions		48,883,521	27,991,746	2,879,759
Current year disposal due to divestitures			(4,925,258)	(827,199)
Balance at end of year		86,735,795	37,852,274	14,785,786